Condensed financial statements of the Company (Condensed statement of cash flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Net cash used in operating activities	$ 3,312	20,544	57,693	(3,651)	$ (2,104)	(13,058)	(39,266)	(37,578)
Net cash (used in)/generated from investing activities	(28,788)	(178,613)	(6,806)	(9,763)	(12,519)	(77,676)	5,687	(5,695)
Net cash provided by financing activities	147,294	913,906	100,762	41,842	144,071	893,906	107,487	43,715
Net increase in cash and cash equivalents	121,818	755,837	151,649	28,428	129,448	803,172	73,908	442
Cash and cash equivalents at the beginning of year	28,956	179,658	31,365	2,985	11,623	72,118	441
Effect of exchange loss on cash and cash equivalents	(914)	(5,666)	(3,356)	(48)	(848)	(5,261)	(2,231)	(1)
Cash and cash equivalents at end of the year	$ 149,861	929,829	179,658	31,365	$ 140,223	870,029	72,118	441